Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) - USD ($)	3 Months Ended									6 Months Ended		9 Months Ended					12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2024		Dec. 31, 2023
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Net loss (in Dollars)	$ (289,745)		$ (53,922,561)		$ (634,122)	$ 62,770	$ (189,756)	$ (503,320)	$ (529,962)	$ (571,352)	$ (1,033,282)	$ (6,862,468)		$ (54,493,913)		$ (1,223,038)	$ (57,702,015)		$ (3,762,930)
Weighted average shares outstanding – basic	16,549,357		15,077,548									16,429,551		8,351,249			10,213,036		9,998,446
Weighted average shares outstanding diluted	16,549,357		15,077,548									16,429,551		8,351,249			10,213,036		9,998,446
Net loss per share – basic (in Dollars per share)	$ (0.02)		$ (3.58)		$ (0.12)	$ 0.01	$ (0.02)	$ (0.11)	$ (0.05)	$ (0.11)	$ (0.22)	$ (0.42)		$ (6.53)		$ (0.12)	$ (5.65)		$ (0.38)
Net loss per share diluted (in Dollars per share)	$ (0.02)		$ (3.58)			$ 0.01	$ (0.02)	$ (0.11)	$ (0.05)	$ (0.11)	$ (0.22)	$ (0.42)		$ (6.53)		$ (0.12)	$ (5.65)		$ (0.38)
Public Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Anti-dilutive shares outstanding	11,500,000	[1]	11,500,000	[1]								11,500,000	[1]	11,500,000	[1]		11,500,000	[2]	0	[2]
Private Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Anti-dilutive shares outstanding	557,000	[1]	557,000	[1]								557,000	[1]	557,000	[1]		557,000	[2]		[2]
Bridge Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Anti-dilutive shares outstanding	173,913	[1]	173,913	[1]								173,913	[1]	173,913	[1]		173,913	[2]		[2]
Extension Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Anti-dilutive shares outstanding	26,086	[1]	26,086	[1]								26,086	[1]	26,086	[1]		26,086	[2]		[2]
September 2024 Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Anti-dilutive shares outstanding	740,741	[1]	0	[1]								740,741	[1]	0	[1]		740,741	[2]		[2]
Quantum Note [Member]
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Anti-dilutive shares outstanding	1,862,466	[1],[3]	1,502,466	[1],[3]								1,862,466	[1],[3]	1,502,466	[1],[3]		1,862,466	[4]		[4]
Exchange Note [Member]
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Anti-dilutive shares outstanding	827,330	[1],[3]	1,324,125	[1],[3]								827,330	[1],[3]	1,324,125	[1],[3]		827,330	[4]		[4]
September 2024 Convertible Note [Member]
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Anti-dilutive shares outstanding	1,258,733	[1],[5]	0	[1],[5]								1,258,733	[1],[5]	0	[1],[5]		1,258,733	[6]		[6]
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Anti-dilutive shares outstanding	3,079,000	[1],[7]	3,079,000	[1],[7]								3,079,000	[1],[7]	3,079,000	[1],[7]		3,079,000	[8]		[8]
Share-Based Payment Arrangement, Option [Member]
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Anti-dilutive shares outstanding	803,646	[1]	803,646	[1]								803,646	[1]	803,646	[1]		803,646
Common Stock Issuance Obligation [Member]
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Anti-dilutive shares outstanding	51,192	[1]	51,192	[1]								51,192	[1]	51,192	[1]		51,192

[1]	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the nine months ended September 30, 2025, as the result would be anti-dilutive.
[2]	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the years ended December 31, 2024 and 2023, as the result would be anti-dilutive.
[3]	Includes the interest amount thereon and assumes the floor conversion price of $2.00.
[4]	Includes the interest amount thereon and assumes the floor conversion price of $2.00.
[5]	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $2.00.
[6]	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $2.00.
[7]	Assumes the maximum conversion thereon at the floor conversion price of $2.00.
[8]	Assumes the maximum conversion thereon and at the floor conversion price of $2.00